TCW SMID Cap Growth Fund
TCW SMID Cap Growth Fund
Investment Objective
The Fund’s investment objective is to seek to provide long term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees TCW SMID Cap Growth Fund (USD $)	Class I	Class N
Shareholder Fees (Fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses TCW SMID Cap Growth Fund		Class I	Class N
Management fees		1.00%	1.00%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.36%	0.39%
Total fund operating expenses	[1]	1.36%	1.64%
Fee Waiver and/or Expense Reimbursement	[2]	0.16%	0.44%
Net Expenses	[2]	1.20%	1.20%
[1]	annual
[2]	The Fund’s investment advisor has agreed to waive fees and/or reimburse expenses to limit the Fund’s total annual operating expenses (excluding interest and acquired fund fees and expenses, if any) to 1.20% of average daily net assets. This contractual fee waiver/expense reimbursement is for the period March 1, 2013 through February 28, 2014. At the conclusion of this period, the Fund’s investment advisor, in its sole discretion, may extend, terminate or otherwise modify the contractual fee waiver/expense reimbursement.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example TCW SMID Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class I	122	415	729	1,621
Class N	122	474	850	1,907

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78.76% of the average value of its portfolio.
Principal Investment Strategies
The Fund will invest (except when maintaining a temporary defensive position) at least 80% of the value of its net assets in equity securities issued by companies with market capitalizations, at the time of acquisition, within the capitalization range of companies comprising the Russell 2500® Growth Index. As of December 31, 2012, the market capitalization range of companies included in the Russell 2500® Growth Index was between $27 million and $9 billion. If the Fund changes this investment policy, it will notify shareholders in writing at least 60 days in advance of the change. Equity securities include common and preferred stocks; securities convertible into common or preferred stocks such as convertible bonds and debentures; rights or warrants to purchase common or preferred stocks; American Depository Receipts (ADRs); and American Depository Shares (ADS).

The Fund invests primarily in issuers which are characterized as "growth" companies according to parameters established by the portfolio managers. Within these parameters, the Fund may invest in securities of foreign companies including companies in emerging or developing markets listed on a U.S. exchange, ADRs or ADS.

In managing the Fund's investments, the portfolio manager uses a "bottom up" approach to identify companies for investment. The primary focus is on companies where the portfolio manager's estimates of a company's free cash flow growth is above that implied by current Wall Street estimates and, in the portfolio manager's opinion, the security is attractively valued relative to those cash flows. Companies that make it through this screening process are then subjected to fundamental analysis which generally looks for one or more of the following factors:
  competing in a large or growing market offering the potential for increasing market share the ability to fund revenue and earnings growth with internally generated free cash flow and/or balance sheet cash a differentiated product or service
  a strong balance sheet
  a strong management team and significant ownership by management
Portfolio securities may be sold when the company fails to meet expectations, there is deterioration of underlying fundamentals, the portfolio manager concludes that the intermediate and long-term prospects for the company are poor, the portfolio manager determines to take advantage of a better investment opportunity, the individual security has reached its sell target or if an individual security weighting or sector weighting is too large.
Principal Risks
Since the Fund holds securities with fluctuating market prices, the value of the Fund’s shares will vary as its portfolio securities increase or decrease in value. Therefore, the value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund.

The principal risks affecting the Fund that can cause a decline in value are:
  equity risk: the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods based on changes in a company’s financial condition and in overall market, economic and political conditions.
  small and mid-capitalization company risk: the risk that the stock performance of small and mid-capitalization companies can be more volatile than the stock performance of large capitalization companies and they face a greater risk of business failure which increases the risk of loss to the Fund.
  investment style risk: the risk that the particular style or set of styles that the investment adviser primarily uses may be out of favor or may not produce the best results over short or longer time periods and may increase the volatility of the Fund’s share price.
  price volatility risk: the risk that the value of the Fund’s investment portfolio will change as the prices of its investments go up or down.
  liquidity risk: the risk that there may be no willing buyer of the Fund’s portfolio securities and the Fund may have to sell those securities at a lower price or may not be able to sell the security at all, each of which would have a negative effect on performance.
  market risk: the risk that returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of securities.
  securities selection risk: the risk that the securities held by the Fund will underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the portfolio managers’ choice of securities.
  portfolio management risk: the risk that an investment strategy may fail to produce the intended results.
  issuer risk: the risk that the value of a security may decline for reasons directly related to the issuer such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
  non-diversification risk: the risk that because a relatively higher percentage of the Fund’s assets may be invested in the securities of a limited number of issuers, the Fund may be more susceptible to any single economic, political or regulatory event than a diversified fund.
  foreign investing risk: the risk that Fund share prices will fluctuate with market conditions, currency exchange rates and the economic and political climates in countries where the Fund invests.
  emerging market country risk: the risk that Fund share prices will decline due to the greater degree of economic, political and social instability of emerging or developing countries as compared to developed countries.
  globalization risk: the risk that the growing inter-relationship of all global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region.
Please see “Principal Risks and Risk Definitions” for a more detailed description of the risks of investing in the Fund.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Investment Results
The bar chart below shows how the Fund’s investment results have varied from year to year and the table below shows how the Fund’s average annual total returns for various periods compare with a broad measure of market performance. This information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The bar chart shows performance of the Fund’s Class I shares. Class N performance would be lower than Class I performance because of lower expenses paid by the Class I shares. Past results (before and after taxes) are not predictive of future results. Updated information on the Fund’s investment results can be obtained by visiting www.tcw.com.
Calendar Year Total Returns For Class I Shares

Highest/Lowest quarterly results during this period were:

Highest	13.93%	(quarter ended 3/31/2012)
Lowest	-24.96%	(quarter ended 9/30/2011)

Average Annual Total Returns (For the period ended December 31, 2012)
Average Annual Total Returns TCW SMID Cap Growth Fund		1 Year	Since Inception	Inception Date
Class I		7.99%	2.45%	Nov. 01, 2010
Class I After taxes on distributions		7.99%	2.45%	Nov. 01, 2010
Class I After taxes on distributions and sale of fund shares		5.19%	2.09%	Nov. 01, 2010
Class N		7.99%	2.45%	Nov. 01, 2010
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	16.13%	11.95%	Nov. 01, 2010
[1]	The Russell 2500® Growth Index measures the performance of small to mid-cap growth segment of the U.S. equity universe and includes those Russell 2500® Index companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the highest individual federal income tax rates in effect each year and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above, and after-tax returns shown are not relevant if you hold your Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (IRA).